RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [table]
Interest expense (less than)	$ 0	$ 0	$ 0	$ 1,000,000
Non-recourse borrowings with related parties	95,000,000		95,000,000		$ 51,000,000
Authorized letter of credit facility
Disclosure of transactions between related parties [table]
Available portion of corporate credit facilities	400,000,000		400,000,000		400,000,000
Brookfield
Disclosure of transactions between related parties [table]
Deposit	0	0	0	0
Interest expense (less than)	1,000,000	$ 0	1,000,000	$ 1,000,000
Brookfield | Authorized letter of credit facility
Disclosure of transactions between related parties [table]
Available portion of corporate credit facilities	$ 400,000,000		$ 400,000,000
Brookfield | Authorized letter of credit facility | LIBOR
Disclosure of transactions between related parties [table]
Borrowings, adjustment to interest rate basis	1.80%		1.80%
Brookfield | Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [table]
Proceeds from non-current borrowings	$ 0
Brookfield Reinsurance
Disclosure of transactions between related parties [table]
Non-recourse borrowings due to related party	$ 15,000,000		$ 15,000,000		$ 0